Stockholders' Equity (Details 4) - $ / shares	9 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Class of Warrant or Right [Line Items]
Number of Warrants, Warrants outstanding (in Shares)	18,695,677	580,390		580,390		534,607
Number of Warrants, Warrants issued (in Shares)	474,667			18,116,507	[1]	64,911	[2]
Number of warrants Warrants increased (in shares)	4,004,147
Number of Warrants, Warrants expired (in Shares)				(1,220)		(19,128)
Number of warrants Warrants exercised (in shares)	(34,820)
Number of Warrants, Warrants outstanding and exercisable (in Shares)	23,139,671			18,695,677		580,390
Number of Warrants, Warrants exercisable at December 31, 2017 (in Shares)				18,695,577
Weighted Average Exercise Price, Warrants outstanding (in dollars per shares)	$ 3.00	$ 60.80		$ 60.80		$ 78.60
Weighted Average Exercise Price, Warrants issued (in dollars per shares)	$ 0.47					14.80	[2]
Weighted Average Exercise Price, Expired (in dollars per shares)						404.40
Weighted average exercis e price Warrants increased (in dollars per shares)	0.08
Weighted average exercise price Warrants exercised (in dollars per shares)	0.08
Weighted Average Exercise Price, Warrants outstanding and exercisable (in dollars per shares)	$ 1.61			3.00		60.80
Weighted Average Exercise Price, Warrants exercisable (in dollars per shares)				3.00
Exercise Price Range, Warrants outstanding (in dollars per shares)	3.00	1.20	[1]	1.20	[1]	50.00
Exercise Price Range, Warrants issued (in dollars per shares)	0.47
Exercise Price Range, Warrants expired (in dollars per shares)	$ 0.08			188.40
Exercise Price Range, Warrants exercised (in dollars per shares)	0.08
Exercise Price Range, Warrants outstanding (in dollars per shares)				$ 3.00		1.20	[1]
Maximum [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Warrants exercisable at December 31, 2017 (in Shares)				200.00
Exercise Price Range, Warrants outstanding (in dollars per shares)	$ 200.00	200.00		$ 200.00		1,312
Exercise Price Range, Warrants issued (in dollars per shares)		10.00	[1]			20.00	[2]
Exercise Price Range, Warrants expired (in dollars per shares)		200				1,312
Exercise Price Range, Warrants outstanding (in dollars per shares)	200.00	200.00		$ 200.00		200.00
Minimum [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Warrants exercisable at December 31, 2017 (in Shares)				9.40
Exercise Price Range, Warrants outstanding (in dollars per shares)	0.86	9.40		$ 9.40		33.20
Exercise Price Range, Warrants issued (in dollars per shares)		4.00	[1]			9.40	[2]
Exercise Price Range, Warrants expired (in dollars per shares)		170				28.00
Exercise Price Range, Warrants outstanding (in dollars per shares)	$ 0.08	$ 9.40		$ 0.86		$ 9.40

[1]	Includes the 83,333 warrants issued with the April 2017 Convertible Notes valued using the Monte Carlo model, which is a pricing model that incorporates all of the required inputs of a Black-Scholes model and Monte Carlo simulation process that capture additional features of the warrant related to its fair value estimate, but are outside of the Black-Scholes model. The warrants contain a provision whereby if we complete a transaction with an effective price per share lower than the exercise price of the warrants then the exercise price shall be reduced and the number of warrant shares issuable shall be increased such that the aggregate exercise price payable after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The allocated fair value of the warrant of $180,000 is the mean of the present value of the future cash flows resulting from the Monte Carlo simulation process. The fair value of $180,000 was calculated using the Monte Carlo model and the allocated value of $180,000 was recorded as additional paid-in capital. In 2017, the number of warrants increased to 387,597 and exercise price lowered to $0.86 due to the above provision.
[2]	Includes warrants to purchase an aggregate of 25,000 shares of our common stock, at an exercise price of $20.00 per share, exercisable immediately and expiring five years after the issuance date, issued in connection with the July 29, 2016 securities purchase agreement with certain institutional investors for issuance and sale of 158,730 shares of our common stock, for aggregate gross proceeds of $1.0 million as discussed below.